Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000090392
Shareholder Report [Line Items]
Fund Name	Global X Lithium & Battery Tech ETF
Class Name	Global X Lithium & Battery Tech ETF
Trading Symbol	LIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/lit/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lit/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 44.60%, while the Secondary Index increased 45.17%. The Fund had a net asset value of $43.42 per share on October 31, 2024 and ended the reporting period with a net asset value of $62.37 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period, supported by improving sentiment across lithium and battery supply chains. In early 2025, China extended its vehicle trade-in subsidy scheme until the end of the year, which boosted demand throughout the EV battery supply chain and helped absorb excess supplies. China also introduced stricter mining regulations focused on environmental protection and resource efficiency, leading to the suspension of several operations, including the Jianxiawo mine. These changes reduced domestic output and, along with other mine curtailments, supported a gradual improvement in market balance. As a result, Chinese spot prices showed intermittent rebounds throughout the year. Together, supportive demand fundamentals and supply disruptions improved sentiment towards lithium miners and battery makers, contributing to the positive result.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Lithium & Battery Tech ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global Lithium Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$11,676	$10,205	$11,757
Oct/17	$19,437	$12,573	$19,546
Oct/18	$15,547	$12,508	$15,644
Oct/19	$13,275	$14,082	$13,348
Oct/20	$23,076	$14,771	$23,153
Oct/21	$49,127	$20,277	$49,586
Oct/22	$36,307	$16,230	$36,866
Oct/23	$25,907	$17,935	$26,387
Oct/24	$24,082	$23,816	$24,608
Oct/25	$34,823	$29,208	$35,724

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Lithium & Battery Tech ETF	44.60%	8.58%	13.29%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global Lithium Index (USD) (NR)Footnote Reference†	45.17%	9.06%	13.58%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,384,355,571
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 7,762,246
InvestmentCompanyPortfolioTurnover	51.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,384,355,571	49	$7,762,246	51.63%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	5.3%
Brazil	0.2%
France	0.2%
Netherlands	0.4%
Canada	1.1%
Chile	2.9%
Japan	7.9%
United States	11.6%
South Korea	11.8%
Australia	26.8%
China	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Rio Tinto PLC ADR	19.4%
Albemarle	4.8%
Samsung SDI	4.6%
TDK	4.3%
Ganfeng Lithium Group, Cl A	4.2%
Eve Energy, Cl A	4.0%
LG Energy Solution	4.0%
Contemporary Amperex Technology, Cl A	4.0%
Tesla	3.8%
NAURA Technology Group, Cl A	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lit/
C000100210
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	SDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdiv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdiv/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Secondary Index ("Index Provider"). The Index Provider applies certain dividend stability filters.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.40%, while the Secondary Index increased 20.96%. The Fund had a net asset value of $21.99 per share on October 31, 2024 and ended the reporting period with a net asset value of $23.81 per share on October 31, 2025.

The Fund posted positive returns during the reporting period, supported by improving interest‑rate dynamics across major markets and favorable currency movements driven by a weaker US dollar. In the U.S., the Federal Reserve reduced its policy rate by 0.25 percentage points in September, signaling room for further easing that typically supports income‑oriented equities by lowering discount rates. Similarly, the European Central Bank cut rates in 2025 as inflation moved closer to target, providing a boost to rate‑sensitive sectors such as utilities, real estate, and financials. Offsetting factors included a sharp mid‑year slide in oil and ongoing oversupply concerns, which weighed on energy performance. In China, May's reductions to loan prime rates and new financing tools sought to stabilize growth, yet housing data showed mixed results, leaving Asia names mixed. In Latin America, Brazil's decision to keep policy rates at multi‑year highs through mid‑to‑late 2025 elevated equity risk premia and tempered returns from domestically focused high‑yield shares.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperDividend® ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global SuperDividend® Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,623	$10,205	$10,500
Oct/17	$11,971	$12,573	$11,919
Oct/18	$11,415	$12,508	$11,377
Oct/19	$11,299	$14,082	$11,251
Oct/20	$7,592	$14,771	$7,568
Oct/21	$10,038	$20,277	$10,037
Oct/22	$6,645	$16,230	$6,443
Oct/23	$6,624	$17,935	$6,475
Oct/24	$7,977	$23,816	$7,857
Oct/25	$9,604	$29,208	$9,503

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® ETF	20.40%	4.81%	-0.40%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global SuperDividend® Index (USD) (NR)Footnote Reference†	20.96%	4.66%	-0.51%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,014,282,604
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 4,868,529
InvestmentCompanyPortfolioTurnover	68.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,014,282,604	113	$4,868,529	68.09%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	4.9%
Other Countries	9.6%
Indonesia	2.3%
Singapore	2.5%
Canada	3.0%
Israel	3.8%
South Africa	5.1%
Hong Kong	5.6%
China	8.0%
Norway	8.4%
United Kingdom	9.8%
Brazil	13.3%
United States	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
d'Amico International Shipping	1.6%
SES, Cl A	1.6%
Direcional Engenharia	1.6%
Banco Bradesco	1.5%
Western Union	1.5%
Ithaca Energy PLC	1.5%
Caixa Seguridade Participacoes	1.5%
Aker BP	1.5%
Kenon Holdings	1.4%
Delta Israel Brands	1.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdiv/
C000105277
Shareholder Report [Line Items]
Fund Name	Global X Social Media ETF
Class Name	Global X Social Media ETF
Trading Symbol	SOCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/socl/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/socl/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$78	0.65%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of companies involved in the social media industry, such as those companies that provide social networking, file sharing, and other web-based media applications, and derive significant percentage of their revenues from social media related activities.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 38.63%, while the Secondary Index increased 39.54%. The Fund had a net asset value of $41.94 per share on October 31, 2024 and ended the reporting period with a net asset value of $58.02 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period. Sector fundamentals remained supportive, with industry forecasts projecting continued growth in digital advertising and paid social in 2025, including expectations for social-media ad sales to rise in the U.S. and solid global gains. In the U.S., the Federal Reserve’s September rate cut eased financial conditions and supported valuations for growth-oriented internet platforms that rely on advertising and engagement. Policy developments also bolstered sentiment as Washington advanced a framework for stricter enforcement of the Digital Markets Act. While this introduced some compliance costs and periods of volatility, it also provided greater clarity around operating conditions for large platforms. In China, authorities' retreat from the most punitive proposed gaming restrictions reported in late 2024, alongside a late-September 2025 stimulus worth 500 billion yuan, supported key platform peers with advertising and gaming exposure.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Social Media ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Social Media Total Return Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$12,199	$10,205	$12,293
Oct/17	$16,968	$12,573	$17,174
Oct/18	$15,336	$12,508	$15,618
Oct/19	$16,822	$14,082	$17,230
Oct/20	$27,379	$14,771	$28,224
Oct/21	$32,285	$20,277	$33,469
Oct/22	$13,159	$16,230	$13,670
Oct/23	$18,475	$17,935	$19,311
Oct/24	$22,383	$23,816	$23,490
Oct/25	$31,028	$29,208	$32,778

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Social Media ETF	38.63%	2.53%	11.99%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Social Media Total Return Index (USD) (NR)Footnote Reference†	39.54%	3.04%	12.61%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 149,692,832
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 843,719
InvestmentCompanyPortfolioTurnover	9.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$149,692,832	57	$843,719	9.79%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	3.2%
Singapore	0.2%
United Arab Emirates	0.2%
United Kingdom	0.3%
Germany	0.8%
Japan	4.8%
South Korea	13.3%
China	37.8%
United States	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	10.2%
Meta Platforms, Cl A	8.9%
NAVER	8.5%
Kuaishou Technology, Cl B	8.2%
Reddit, Cl A	7.6%
Alphabet, Cl A	5.2%
Baidu ADR	4.7%
Kakao	4.7%
Spotify Technology	4.6%
NetEase ADR	4.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/socl/
C000116930
Shareholder Report [Line Items]
Fund Name	Global X Guru<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ETF
Trading Symbol	GURU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/guru/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/guru/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index® (“Secondary Index”). The Secondary Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG characterizes as hedge funds. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 27.04%, while the Secondary Index increased 27.52%. The Fund had a net asset value of $48.38 per share on October 31, 2024 and ended the reporting period with a net asset value of $61.35 per share on October 31, 2025.

The Fund delivered positive performance over the reporting period, supported by a friendlier U.S. policy backdrop and improving market breadth. The Federal Reserve restarted easing and lowered its policy rate, which helped lift valuations for growth-oriented holdings. Inflation cooled, reinforcing expectations that monetary conditions would continue to loosen. Momentum in artificial intelligence spending and resilient mega-cap earnings further supported technology and semiconductor exposures that are common in hedge fund portfolios. After the September rate cut, major U.S. indexes notched fresh record highs and small caps rallied, aiding broader equity allocations. However, periodic tariff and trade-policy uncertainty weighed on investor sentiment at times, especially for companies with international exposure, but these headwinds were not enough to derail gains.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Guru® Index ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive Guru Index® (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$9,703	$10,451	$9,719
Oct/17	$12,061	$12,921	$12,111
Oct/18	$12,713	$13,870	$12,822
Oct/19	$14,480	$15,857	$14,624
Oct/20	$16,049	$17,397	$16,224
Oct/21	$22,055	$24,862	$22,285
Oct/22	$14,715	$21,230	$14,920
Oct/23	$15,095	$23,383	$15,213
Oct/24	$21,432	$32,272	$21,725
Oct/25	$27,227	$39,196	$27,703

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Guru® Index ETF	27.04%	11.15%	10.54%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Solactive Guru Index® (USD) (NR)Footnote Reference†	27.52%	11.29%	10.73%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 56,441,808
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 367,479
InvestmentCompanyPortfolioTurnover	86.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,441,808	79	$367,479	86.33%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.4%
Materials	3.3%
Energy	3.6%
Consumer Staples	5.5%
Communication Services	5.9%
Utilities	6.1%
Financials	9.4%
Consumer Discretionary	11.2%
Industrials	14.2%
Information Technology	18.2%
Health Care	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Warner Bros Discovery	2.2%
Celestica	2.1%
Newamsterdam Pharma	1.8%
Arcutis Biotherapeutics	1.7%
AppLovin, Cl A	1.7%
United Therapeutics	1.7%
Alibaba Group Holding ADR	1.6%
PTC Therapeutics	1.6%
Tesla	1.6%
Snowflake, Cl A	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/guru/
C000112947
Shareholder Report [Line Items]
Fund Name	Global X SuperIncome™ Preferred ETF
Class Name	Global X SuperIncome™ Preferred ETF
Trading Symbol	SPFF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperIncome™ Preferred ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/spff/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/spff/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome™ Preferred ETF	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. High Yield Preferred Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of the highest-yielding preferred securities listed in the United States, as determined by Solactive AG, the administrator of the Secondary Index (“Index Administrator”). The Secondary Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Administrator. The Secondary Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund’s investment adviser.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 2.33%, while the Secondary Index increased 2.89%. The Fund had a net asset value of $9.59 per share on October 31, 2024 and ended the reporting period with a net asset value of $9.19 per share on October 31, 2025.

The Fund ended the reporting period slightly positive, supported primarily by steady income despite fluctuations in market yields. Shifting U.S. interest-rate expectations—initially emphasizing higher-for-longer interest rate policy and later leaning toward potential easing—contributed to volatility among rate‑sensitive preferreds, though coupon distributions helped sustain total returns. Credit conditions remained generally favorable, with stable bank funding and improving issuer fundamentals in core sectors such as financials and utilities aiding positive sentiment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperIncome™ Preferred ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. High Yield Preferred IndexFootnote Reference^
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,444	$10,451	$10,489
Oct/17	$10,581	$12,921	$10,698
Oct/18	$10,489	$13,870	$10,643
Oct/19	$11,419	$15,857	$11,643
Oct/20	$11,512	$17,397	$11,793
Oct/21	$13,090	$24,862	$13,510
Oct/22	$11,282	$21,230	$11,696
Oct/23	$10,237	$23,383	$10,642
Oct/24	$12,710	$32,272	$13,270
Oct/25	$13,006	$39,196	$13,653

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperIncome™ Preferred ETF	2.33%	2.47%	2.66%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Global X U.S. High Yield Preferred IndexFootnote Reference^	2.89%	2.97%	3.16%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 133,426,556
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 663,442
InvestmentCompanyPortfolioTurnover	73.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$133,426,556	50	$663,442	73.21%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
United States	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Albemarle	4.8%
Wells Fargo	4.7%
Hewlett Packard Enterprise	4.6%
Microchip Technology	4.3%
PG&E	4.1%
Ares Management	4.0%
KKR	4.0%
Bank of America	3.4%
Apollo Global Management	3.2%
Athene Holding	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/spff/
C000122244
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. ETF
Trading Symbol	DIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/div/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/div/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Secondary Index"). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is maintained by Indxx, LCC (the "Index Provider"). The Secondary Index tracks the performance of 50 equally weighted common stocks, Master Limited Partnerships and real estate investment trusts (“REITs”) that rank among the highest dividend yielding equity securities in the United States, as defined by the Index Provider. The components of the Secondary Index have also paid dividends consistently over the last two years. The Secondary Index is comprised of securities that the Index Provider determines to have lower volatility relative to the market.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund decreased 1.18%, while the Secondary Index decreased 0.66%. The Fund had a net asset value of $18.50 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.10 per share on October 31, 2025.

The Fund finished the reporting period slightly down, with income helping offset uneven equity moves. A 0.25 percentage point policy cut in September eased pressure on rate sensitive groups like utilities and REITs. Inflation progress was uneven towards the end of the reporting period which tempered the boost from lower policy rates and kept real yields relatively firm. However, basic materials and healthcare equities largely remained out of favor within the portfolio over the reporting period, given weakness in the industrial economy and regulatory uncertainties in the healthcare sector. A cooling labor market supported the U.S. Federal Reserve's policy and helped underpin high yield equities via lower discount rates. Softer oil industry fundamentals also created mixed effects across dividend-yielding companies in the energy sector. Optimism surrounding rate cuts further aided income-oriented exposures, though tariff related policy uncertainty remained a headwind to risk appetite.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperDividend® U.S. ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx SuperDividend® U.S. Low Volatility Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,213	$10,451	$10,335
Oct/17	$11,402	$12,921	$11,708
Oct/18	$11,819	$13,870	$12,203
Oct/19	$12,127	$15,857	$12,585
Oct/20	$8,474	$17,397	$8,780
Oct/21	$12,078	$24,862	$12,538
Oct/22	$12,218	$21,230	$12,764
Oct/23	$10,678	$23,383	$11,221
Oct/24	$13,477	$32,272	$14,244
Oct/25	$13,318	$39,196	$14,150

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® U.S. ETF	-1.18%	9.46%	2.91%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Indxx SuperDividend® U.S. Low Volatility Index (USD) (TR)Footnote Reference*	-0.66%	10.01%	3.53%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 624,026,152
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 2,910,224
InvestmentCompanyPortfolioTurnover	41.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$624,026,152	57	$2,910,224	41.47%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.9%
Health Care	2.1%
Communication Services	5.3%
Financials	5.9%
Industrials	7.0%
Materials	8.7%
Consumer Staples	9.9%
Real Estate	19.2%
Utilities	20.1%
Energy	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global Ship Lease, Cl A	3.0%
Ardagh Metal Packaging	3.0%
Omega Healthcare Investors	2.6%
Spire	2.5%
Evergy	2.5%
Northwestern Energy Group	2.5%
Northwest Natural Holding	2.4%
Alexander's	2.4%
FLEX LNG	2.4%
National Health Investors	2.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/div/
C000152059
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ETF
Trading Symbol	SDEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdem/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdem/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Secondary Index”).

The Secondary Index is based on the MSCI Emerging Markets Index, its parent index ("Parent Index"), which includes large- and mid-capitalization stocks across 23 emerging markets countries. The Secondary Index tracks the performance of 50 equally-weighted companies from the Parent Index that rank among the highest dividend yielding securities in emerging markets.

For the 12-month period ended October 31, 2025, the Fund increased 26.06%, while the Secondary Index increased 26.88%. The Fund had a net asset value of $24.66 per share on October 31, 2024 and ended the reporting period with a net asset value of $29.22 per share on October 31, 2025.

The Fund recorded positive performance during the reporting period. Easing inflation and interest-rate cuts in several emerging market ("EM") countries improved the appeal of EM dividend stocks due to their value style and income-oriented characteristics. Firmer commodity demand supported the Fund’s materials exposure, while steady domestic growth in European nations and China benefited its financials holdings. Utilities and telecommunications also contributed positively, as investors favored reliable cash flows during periods of market volatility in the first half of the reporting period. These gains were partially offset by ongoing property-sector stress in China. Toward the end of the reporting period, Brazilian equities within the Fund declined following the historic conviction of the country’s former president, which weighed on performance. As a result, the Fund underperformed its Parent Index during the entirety of the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI SuperDividend® Emerging Markets ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Emerging Markets Top 50 Dividend Index (NR)Footnote Reference^Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$11,558	$10,927	$11,691
Oct/17	$12,940	$13,817	$13,484
Oct/18	$11,115	$12,088	$11,675
Oct/19	$11,909	$13,521	$12,608
Oct/20	$9,406	$14,636	$10,096
Oct/21	$11,836	$17,119	$12,892
Oct/22	$8,191	$11,807	$8,885
Oct/23	$9,319	$13,083	$10,215
Oct/24	$10,978	$16,394	$12,274
Oct/25	$13,839	$20,971	$15,572

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI SuperDividend® Emerging Markets ETF	26.06%	8.03%	3.30%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%
MSCI Emerging Markets Top 50 Dividend Index (NR)Footnote Reference^Footnote Reference*	26.88%	9.05%	4.53%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 38,540,903
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 238,123
InvestmentCompanyPortfolioTurnover	69.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$38,540,903	62	$238,123	69.54%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Repurchase Agreements	6.1%
Other Countries	19.8%
Turkey	2.6%
South Korea	2.6%
Poland	3.7%
India	3.7%
Thailand	4.0%
Czech Republic	4.2%
Colombia	4.8%
Taiwan	7.0%
Indonesia	7.1%
Brazil	14.3%
China	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
China Hongqiao Group	3.5%
Chow Tai Fook Jewellery Group	2.6%
Hyundai Motor	2.6%
Turkiye Petrol Rafinerileri	2.5%
GRUPO CIBEST	2.5%
Yutong Bus, Cl A	2.4%
TIM	2.3%
Vibra Energia	2.3%
Interconexion Electrica ESP	2.3%
PetroChina, Cl H	2.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdem/
C000112948
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> REIT ETF
Trading Symbol	SRET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sret/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sret/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 9.34%, while the Secondary Index increased 10.07%. The Fund had a net asset value of $21.42 per share on October 31, 2024 and ended the reporting period with a net asset value of $21.53 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by improving interest rate dynamics across several key real estate markets. In the U.S., the Federal Reserve cut interest rates in September, a shift that typically lowers discount rates for property cash flows and can support income-oriented REIT valuations. In Hong Kong, the base rate was reduced the following day due to the currency peg, easing funding costs for real estate firms. Singapore's central bank also loosened policy twice in 2025 as inflation cooled and growth slowed, which helped stabilize financing burdens for local REITs.

Offsetting these supports, U.S. commercial real estate stress lingered: CMBS delinquencies increased and office sector strain remained pronounced, weighing on sentiment toward more leveraged property owners. Even so, sector fundamentals entering 2025 showed resilient cash generation, providing an earnings cushion that supported returns despite refinancing headwinds and uneven property demand across regions.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperDividend® REIT ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Global SuperDividend REIT Index (USD) (NR)Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$12,101	$10,205	$12,195
Oct/17	$13,673	$12,573	$13,910
Oct/18	$14,261	$12,508	$14,593
Oct/19	$16,212	$14,082	$16,693
Oct/20	$8,764	$14,771	$9,018
Oct/21	$12,168	$20,277	$12,565
Oct/22	$9,587	$16,230	$9,941
Oct/23	$8,919	$17,935	$9,313
Oct/24	$11,096	$23,816	$11,642
Oct/25	$12,132	$29,208	$12,814

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® REIT ETF	9.34%	6.72%	1.95%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Solactive Global SuperDividend REIT Index (USD) (NR)Footnote Reference†	10.07%	7.28%	2.51%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 202,140,606
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,116,182
InvestmentCompanyPortfolioTurnover	44.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$202,140,606	31	$1,116,182	44.38%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
United Kingdom	3.4%
Canada	3.5%
Hong Kong	3.9%
South Africa	4.4%
Singapore	18.2%
United States	65.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Growthpoint Properties	4.4%
Link REIT	3.9%
CapitaLand Integrated Commercial Trust	3.9%
Mapletree Pan Asia Commercial Trust	3.9%
WP Carey	3.7%
CapitaLand Ascendas REIT	3.5%
Omega Healthcare Investors	3.5%
Frasers Logistics & Commercial Trust	3.5%
Broadstone Net Lease	3.5%
SmartCentres Real Estate Investment Trust	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sret/
C000157108
Shareholder Report [Line Items]
Fund Name	Global X Renewable Energy Producers ETF
Class Name	Global X Renewable Energy Producers ETF
Trading Symbol	RNRG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rnrg. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rnrg
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Renewable Energy Producers Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 15.08%, while the Secondary Index increased 15.75%. The Fund had a net asset value of $29.22 per share on October 31, 2024 and ended the reporting period with a net asset value of $33.25 per share on October 31, 2025. On August 29th, 2025, the Fund effected a reverse stock split at a ratio of 1:3. The reverse stock split increased the price per share of the Fund with a proportionate decrease in the number of shares outstanding.

The Fund delivered positive returns over the reporting period, supported by rapidly rising electricity demand from data centers and electrification, which lifted short- and long-term power consumption expectations. Solar and wind power were among the leading choices for power purchase agreements that corporations signed to secure power for rising demand, including from tech and data center companies. Multiple European Central Bank rate cuts in early to mid-2025 also contributed by lowering financing costs for capital-intensive clean power assets. While overall growth remained positive, constituents in the Secondary Index continued to face several challenges, including a less supportive clean energy policy backdrop in the United States and persistent permitting delays across both the United States and Europe.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Renewable Energy Producers ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Indxx Renewable Energy Producers Index (NR)Footnote Reference^Footnote Reference†
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,725	$10,205	$10,725
Oct/17	$12,580	$12,573	$12,669
Oct/18	$12,140	$12,508	$12,231
Oct/19	$15,094	$14,082	$15,324
Oct/20	$16,813	$14,771	$17,112
Oct/21	$19,397	$20,277	$19,843
Oct/22	$15,212	$16,230	$15,616
Oct/23	$10,964	$17,935	$11,287
Oct/24	$11,642	$23,816	$12,033
Oct/25	$13,398	$29,208	$13,928

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Renewable Energy Producers ETF	15.08%	-4.44%	2.97%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%
Indxx Renewable Energy Producers Index (NR)Footnote Reference^Footnote Reference†	15.75%	-4.03%	3.37%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 26,155,060
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 169,997
InvestmentCompanyPortfolioTurnover	31.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$26,155,060	44	$169,997	31.79%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Energy	0.9%
Industrials	4.1%
Repurchase Agreements	5.9%
Utilities	94.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Centrais Eletricas Brasileiras	8.1%
EDP Renovaveis	6.6%
Orsted	6.2%
Barito Renewables Energy	5.9%
Verbund	5.4%
Meridian Energy	5.3%
Ormat Technologies	4.8%
Brookfield Renewable Partners, Cl A	4.5%
Mercury NZ	4.1%
Contact Energy	4.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rnrg
C000159972
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Catholic Values ETF
Trading Symbol	CATH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/cath/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cath/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index's sector exposures matches the sector exposures of the S&P 500® Index.

For the 12-month period ended October 31, 2025 (the "reporting period"), the Fund increased 21.59%, while the Secondary Index increased 21.94%. The Fund had a net asset value of $68.72 per share on October 31, 2024 and ended the reporting period with a net asset value of $82.77 per share on October 31, 2025.

The Fund's performance over the reporting period was positive, supported by improving U.S. macro conditions. The Technology sector, which constitutes the largest portion of the Fund, was the primary driver of performance. This was fueled by increased earnings from several of the sector’s largest companies which have been capitalizing on positive market sentiment towards artificial intelligence. Additionally, another key tailwind came from the Federal Reserve’s 0.25 percentage point cut in September 2025, further easing financial conditions for equities. After the rate decision, major U.S. indexes notched record highs, a favorable backdrop for diversified large-cap exposure. Late in the reporting period, tariff-related cost pressures and mixed labor signals added some uncertainty, tempering risk appetite and dampening the Fund’s positive performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Catholic Values ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® Catholic Values Index (USD) (TR)Footnote Reference*
Apr/16	$10,000	$10,000	$10,000
Oct/16	$10,239	$10,264	$10,148
Oct/17	$12,724	$12,690	$12,461
Oct/18	$13,597	$13,622	$13,356
Oct/19	$15,482	$15,573	$15,257
Oct/20	$17,013	$17,085	$16,827
Oct/21	$24,417	$24,417	$24,221
Oct/22	$20,381	$20,850	$20,264
Oct/23	$22,261	$22,965	$22,201
Oct/24	$30,393	$31,695	$30,396
Oct/25	$36,956	$38,494	$37,065

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Catholic Values ETF	21.59%	16.78%	14.68%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	15.17%
S&P 500® Catholic Values Index (USD) (TR)Footnote Reference*	21.94%	17.11%	14.72%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,104,163,816
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 2,775,371
InvestmentCompanyPortfolioTurnover	9.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,104,163,816	446	$2,775,371	9.79%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.6%
Real Estate	1.9%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.2%
Health Care	8.7%
Communication Services	10.1%
Consumer Discretionary	10.6%
Financials	12.9%
Information Technology	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.1%
Microsoft	6.8%
Amazon.com	4.1%
Broadcom	3.1%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
JPMorgan Chase	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cath/
C000174155
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE ETF
Trading Symbol	EFAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/efas/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/efas/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Secondary Index”).

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 32.01%, while the Secondary Index increased 32.74%. The Fund had a net asset value of $14.84 per share on October 31, 2024 and ended the reporting period with a net asset value of $18.46 per share on October 31, 2025.

The Fund posted positive returns during the reporting period. This was primarily helped by the easing monetary policy of the European Central Bank and the Bank of England ("BOE"). In the Eurozone, a sequence of rate cuts lowered the deposit rate in February, March, and June. This eased financial conditions and supported income-oriented equities due to their value-style characteristics. Cooling interest rates reinforced demand for holdings in the utilities and telecoms sectors since they tend to benefit from lower bond yields. Meanwhile, stabilizing interest rates had a net positive impact on European banks as economic conditions improved and merger and acquisition activities improved. Meanwhile, U.K. domiciled financial services and consumer defensive firms provided a positive backdrop for the Fund as the BOE's easing policies lowered discount rates and improved valuation expansion for cyclical and defensive companies alike.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI SuperDividend® EAFE ETF	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Top 50 Dividend Index (USD) (NR)Footnote Reference*Footnote Reference†
Nov/16	$10,000	$10,000	$10,000
Oct/17	$12,619	$12,619	$12,666
Oct/18	$11,914	$11,754	$11,997
Oct/19	$12,844	$13,052	$12,994
Oct/20	$9,601	$12,156	$9,773
Oct/21	$13,735	$16,311	$14,081
Oct/22	$11,246	$12,560	$11,589
Oct/23	$12,829	$14,369	$13,235
Oct/24	$15,902	$17,669	$16,479
Oct/25	$20,992	$21,738	$21,875

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X MSCI SuperDividend® EAFE ETF	32.01%	16.94%	8.62%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	9.05%
MSCI EAFE Top 50 Dividend Index (USD) (NR)Footnote Reference*Footnote Reference†	32.74%	17.48%	9.12%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 33,779,750
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 93,618
InvestmentCompanyPortfolioTurnover	34.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,779,750	49	$93,618	34.85%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.8%
Netherlands	2.1%
China	2.2%
Portugal	2.4%
Sweden	3.6%
Australia	4.7%
Japan	5.4%
Norway	7.7%
Spain	9.2%
Italy	10.9%
United Kingdom	13.7%
Hong Kong	14.3%
France	15.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Repsol	2.6%
Fortescue	2.6%
Banco BPM	2.5%
EDP	2.4%
Eni	2.4%
ACS Actividades de Construccion y Servicios	2.3%
CaixaBank	2.3%
Sino Land	2.3%
SITC International Holdings	2.2%
Hongkong Land Holdings	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/efas/
C000203264
Shareholder Report [Line Items]
Fund Name	Global X E-commerce ETF
Class Name	Global X E-commerce ETF
Trading Symbol	EBIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ebiz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ebiz/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the price movements in shares of companies which are (or are expected to be in the near future) active in the field of E-commerce, as defined by Solactive AG, the provider of the Secondary Index. The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and or/selling goods and services online.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 26.48%, while the Secondary Index increased 27.00%. The Fund had a net asset value of $26.65 per share on October 31, 2024 and ended the reporting period with a net asset value of $33.59 per share on October 31, 2025.

The Fund posted a positive performance over the reporting period, helped by sector-specific and macro drivers across key markets. In the United States, online retail demand stayed firm, with second-quarter 2025 e-commerce sales up year over year, supporting revenue trends for major platforms. A shift toward more advantageous monetary policy also supported growth-oriented internet stocks, as the Federal Reserve cut rates and signaled additional easing. In China, online retail of physical goods rose year over year for January–August 2025, indicating resilient digital consumption that benefited companies with exposure to that market. Meanwhile, U.S. policy actions presented some headwinds to the theme, as higher prices deterred spending activity in key categories. Additionally, elevated policy rates in parts of Latin America during early to mid‑2025 weighed on consumer credit and spending, though conditions later steadied and the Fund ultimately posted positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X E-commerce ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive E-commerce Index (USD) (NR)Footnote Reference†
Nov/18	$10,000	$10,000	$10,000
Oct/19	$11,720	$11,321	$11,788
Oct/20	$17,893	$11,875	$18,066
Oct/21	$21,005	$16,301	$21,295
Oct/22	$10,253	$13,048	$10,430
Oct/23	$11,497	$14,418	$11,745
Oct/24	$18,108	$19,146	$18,583
Oct/25	$22,903	$23,481	$23,601

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X E-commerce ETF	26.48%	5.06%	12.70%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	13.11%
Solactive E-commerce Index (USD) (NR)Footnote Reference†	27.00%	5.49%	13.19%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 55,754,665
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 338,304
InvestmentCompanyPortfolioTurnover	19.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,754,665	46	$338,304	19.38%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Warrant	0.0%
Financials	0.5%
Repurchase Agreements	1.7%
Consumer Staples	2.9%
Real Estate	3.1%
Industrials	4.9%
Communication Services	5.7%
Information Technology	9.6%
Consumer Discretionary	73.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Shopify, Cl A	5.6%
Alibaba Group Holding ADR	5.4%
PDD Holdings ADR	4.8%
Rakuten Group	4.6%
Expedia Group	4.6%
Williams-Sonoma	4.4%
Vipshop Holdings ADR	4.2%
Trip.com Group ADR	4.2%
Etsy	4.2%
Amazon.com	4.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ebiz/
C000219588
Shareholder Report [Line Items]
Fund Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Class Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Trading Symbol	CEFA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/cefa/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cefa/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P® Developed Ex-U.S. Catholic Values Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to developed market equity securities outside of the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Secondary Index is based on the S&P EPAC ex-Korea Large Cap Index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index’s sector exposures match the current sector exposures of the S&P EPAC ex-Korea Large Cap Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.40%, while the Secondary Index increased 20.66%. The Fund had a net asset value of $31.05 per share on October 31, 2024 and ended the reporting period with a net asset value of $36.59 per share on October 31, 2025.

The Fund posted gains during the reporting period, supported by improving inflation trends across major developed markets outside the United States and growing expectations for easing monetary policy. A weaker yen aided Japan’s exporters, while ongoing corporate governance efforts in Tokyo continued to draw investor interest in industrials- and consumer discretionary-related sectors. In Europe and the UK, signs of stabilizing growth and easing energy cost pressures were a tailwind to cyclical investment options and the financial sector, lifting broader market sentiment. Screening that excludes certain controversial industries modestly shifted sector exposure, which limited drawdowns during risk-on stretches. Mixed commodity pricing created cross-currents for resource-heavy markets like Canada and Australia, yet overall equity strength more than offset these pockets of weakness.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P Catholic Values Developed ex-U.S. ETF	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	S&P® Developed ex-U.S. Catholic Values Index (USD) (NR)Footnote Reference†
Jun/20	$10,000	$10,000	$10,000
Oct/20	$9,972	$9,952	$9,981
Oct/21	$13,342	$13,353	$13,419
Oct/22	$9,858	$10,282	$9,932
Oct/23	$11,184	$11,763	$11,292
Oct/24	$13,871	$14,464	$14,048
Oct/25	$16,700	$17,795	$16,951

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P Catholic Values Developed ex-U.S. ETF	20.40%	10.86%	10.04%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	11.35%
S&P® Developed ex-U.S. Catholic Values Index (USD) (NR)Footnote Reference†	20.66%	11.17%	10.34%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 25,977,123
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 72,319
InvestmentCompanyPortfolioTurnover	12.92%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,977,123	360	$72,319	12.92%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Right	0.0%
Real Estate	1.3%
Utilities	3.0%
Energy	3.7%
Communication Services	4.3%
Materials	4.9%
Consumer Staples	7.8%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	12.0%
Industrials	17.2%
Financials	24.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
EssilorLuxottica	2.7%
ASML Holding	2.6%
Toyota Motor	1.7%
SAP	1.6%
Siemens	1.6%
Unilever PLC	1.5%
Hoya	1.4%
CSL	1.4%
HSBC Holdings PLC	1.4%
Shell PLC	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cefa/
C000228847
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Trading Symbol	QTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qtr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qtr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Protective Put 90 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100 Index ("Reference Index") and applies a protective put strategy with long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 23.76%, while the Secondary Index increased 24.17%. The Fund had a net asset value of $30.08 per share on October 31, 2024 and ended the reporting period with a net asset value of $37.03 per share on October 31, 2025.

During the reporting period, the Fund delivered positive performance. The value of its put protection overlay became evident during periods of heightened equity market volatility, given the Fund’s underlying exposure to U.S. large-cap technology companies. The Fund’s uncapped structure allowed it to benefit from market gains during periods of rising equity prices. Performance was further supported by strong corporate earnings, particularly among leaders in AI technology development and cloud computing platforms. Although implied volatility rose at times due to macroeconomic uncertainty stemming from shifts in trade policy, advances in the Reference Index by period end more than offset the cost of initiating quarterly put protection, resulting in a net positive outcome.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Tail Risk ETF	S&P 500 Index (USD) (TR)Footnote Reference*	NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)Footnote Reference*
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,183	$10,266	$10,180
Oct/22	$7,749	$8,766	$7,832
Oct/23	$9,254	$9,655	$9,352
Oct/24	$12,333	$13,325	$12,505
Oct/25	$15,263	$16,184	$15,528

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Tail Risk ETF	23.76%	10.63%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
NASDAQ-100 Quarterly Protective Put 90 Index (USD) (TR)Footnote Reference*	24.17%	11.08%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,332,678
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 7,297
InvestmentCompanyPortfolioTurnover	6.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,332,678	104	$7,297	6.24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.1%
Purchased Options	0.3%
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.9%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.1%
Communication Services	14.7%
Information Technology	55.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.2%
Apple	8.3%
Microsoft	8.0%
Broadcom	6.0%
Amazon.com	5.4%
Tesla	3.5%
Alphabet, Cl A	3.4%
Alphabet, Cl C	3.2%
Meta Platforms, Cl A	2.9%
Netflix	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qtr/
C000228849
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Trading Symbol	QCLR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qclr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qclr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq 100 Quarterly Collar 95-110 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.00%, while the Secondary Index increased 21.23%. The Fund had a net asset value of $30.06 per share on October 31, 2024 and ended the reporting period with a net asset value of $33.17 per share on October 31, 2025.

The Fund delivered a positive performance during the reporting period as U.S. mega-cap tech strength and easing rate expectations lifted growth assets. A policy shift late in the year supported market valuations. In September, the Federal Reserve cut interest rates by 0.25%, and the yield on the 10-year Treasury moved near 4.00%. At the same time, inflation remained manageable, tempering fears of a renewed price surge. Sector leadership came from AI beneficiaries as marquee constituents reported strong results. Nvidia posted record quarterly revenue in late August and Microsoft highlighted accelerating cloud and AI momentum, helping lift tech-heavy indices to record highs in early October. The Fund's collar structure provided downside support during periods of volatility tied to hotter monthly inflation prints and fiscal uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Collar 95-110 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)Footnote Reference*
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,202	$10,266	$10,187
Oct/22	$8,856	$8,766	$8,960
Oct/23	$9,476	$9,655	$9,575
Oct/24	$12,216	$13,325	$12,571
Oct/25	$14,659	$16,184	$15,240

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Collar 95-110 ETF	20.00%	9.57%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
NASDAQ-100 Quarterly Collar 95-110 Index (USD) (TR)Footnote Reference*	21.23%	10.59%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,317,226
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,085
InvestmentCompanyPortfolioTurnover	7.94%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,317,226	106	$6,085	7.94%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-1.2%
Real Estate	0.2%
Financials	0.3%
Energy	0.5%
Purchased Options	0.7%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Health Care	4.5%
Consumer Staples	4.4%
Consumer Discretionary	13.2%
Communication Services	14.8%
Information Technology	56.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.3%
Apple	8.4%
Microsoft	8.1%
Broadcom	6.0%
Amazon.com	5.4%
Tesla	3.5%
Alphabet, Cl A	3.4%
Alphabet, Cl C	3.2%
Meta Platforms, Cl A	2.9%
Netflix	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qclr/
C000228853
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Trading Symbol	XTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xtr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xtr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® Tail Risk Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (“Reference Index”) and applies a protective put strategy (i.e., long (purchased) put options) on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 16.60%, while the Secondary Index increased 17.01%. The Fund had a net asset value of $32.15 per share on October 31, 2024 and ended the reporting period with a net asset value of $31.08 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period. Early-2025 market conditions alternated between periods of improving sentiment and renewed macro uncertainty, helping sustain consistent demand for hedges. Through 2025, shifting interest‑rate expectations drove equity swings that supported a tail‑risk overlay during market pullbacks. Tariff announcements and reversals fueled notable drawdowns in March, August, and late September, creating volatility spikes that tended to benefit downside hedges. Meanwhile, calmer stretches and a lower-than-expected April inflation reading reduced the need for downside protection, which led to smaller option payouts as investor risk appetite briefly improved.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Tail Risk ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 Tail Risk Index (USD) (TR)Footnote Reference*Footnote Reference†
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,143	$10,266	$10,159
Oct/22	$8,725	$8,766	$8,801
Oct/23	$9,205	$9,655	$9,334
Oct/24	$12,369	$13,325	$12,571
Oct/25	$14,422	$16,184	$14,710

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Tail Risk ETF	16.60%	9.14%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
Cboe S&P 500 Tail Risk Index (USD) (TR)Footnote Reference*Footnote Reference†	17.01%	9.66%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,486,427
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 5,133
InvestmentCompanyPortfolioTurnover	3.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,486,427	504	$5,133	3.07%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Materials	1.6%
Real Estate	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.0%
Communication Services	10.1%
Consumer Discretionary	10.4%
Financials	12.8%
Information Technology	36.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.4%
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xtr/
C000228855
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Trading Symbol	XCLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xclr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xclr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 3-Month Collar 95-110 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500 Index (“Reference Index”) and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 13.09%, while the Secondary Index increased 13.24%. The Fund had a net asset value of $31.96 per share on October 31, 2024 and ended the reporting period with a net asset value of $30.47 per share on October 31, 2025.

The Fund recorded a positive performance during the reporting period. In a market dominated by large-cap U.S. equities, improving corporate earnings and episodes of strength in technology supported equity levels, aiding results. However, the 95-110 collar structure meant written call options capped upside during strong rallies, moderating gains versus an unhedged index. At the same time, protective puts near 95% helped cushion pullbacks during periods of rate and inflation uncertainty, limiting drawdowns when volatility picked up. Shifts in expectations around central bank policy and occasional geopolitical headlines contributed to choppy trading ranges. Overall, the Fund's strategy benefited from steady equity conditions while its risk management features tempered the impact of both spikes and dips.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Collar 95-110 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)Footnote Reference*Footnote Reference†
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,106	$10,266	$10,112
Oct/22	$9,157	$8,766	$9,198
Oct/23	$9,358	$9,655	$9,454
Oct/24	$12,269	$13,325	$12,427
Oct/25	$13,875	$16,184	$14,072

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Collar 95-110 ETF	13.09%	8.14%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
Cboe S&P 500 3-Month Collar 95-110 Index (USD) (TR)Footnote Reference*Footnote Reference†	13.24%	8.50%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,656,314
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,847
InvestmentCompanyPortfolioTurnover	20.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,656,314	506	$7,847	20.62%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.2%
Purchased Options	0.6%
Materials	1.6%
Real Estate	1.8%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	8.9%
Communication Services	9.9%
Consumer Discretionary	10.4%
Financials	12.8%
Information Technology	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.4%
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.8%
Meta Platforms, Cl A	2.4%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xclr/
C000105363
Shareholder Report [Line Items]
Fund Name	Global X Disruptive Materials ETF
Class Name	Global X Disruptive Materials ETF
Trading Symbol	DMAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Disruptive Materials ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dmat/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dmat/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Disruptive Materials ETF	$75	0.59%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Disruptive Materials Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is designed to provide exposure to “Disruptive Materials Companies,” as defined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). Disruptive Materials Companies are companies that produce metals and other raw or composite materials that have been identified as being essential to disruptive technologies such as lithium batteries, solar panels, wind turbines, fuel cells, robotics, and 3D printers.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 53.32%, while the Secondary Index increased 54.39%. The Fund had a net asset value of $16.12 per share on October 31, 2024 and ended the reporting period with a net asset value of $24.36 per share on October 31, 2025.

The Fund's performance was positive during the reporting period. Gains were supported by strength across key industrial and battery-related materials sectors, as investors leaned into ongoing electrification, grid upgrades, and AI-driven power infrastructure demand. Supply constraints from select mine shutdowns and slower project ramp-ups limited new output in some materials, which led to more supportive pricing and producer margins. Policy support in the United States and Europe for domestic critical mineral supply chains, alongside trade measures aimed at strategic materials, boosted sentiment toward upstream miners and processors. Additionally, US-China trade tensions highlighted rare earth elements' strategic value, spurring investment in non-Chinese sources and processing to mitigate supply risks. Additionally, evidence of tighter inventories and better capital discipline throughout the battery supply chain encouraged renewed buying, contributing to a strong finish for the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Disruptive Materials ETF	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	Solactive Disruptive Materials Index (USD) (NR)Footnote Reference†
Jan/22	$10,000	$10,000	$10,000
Oct/22	$7,702	$8,414	$7,728
Oct/23	$6,165	$9,297	$6,209
Oct/24	$7,065	$12,346	$7,162
Oct/25	$10,832	$15,141	$11,057

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Disruptive Materials ETF	53.32%	2.14%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	11.63%
Solactive Disruptive Materials Index (USD) (NR)Footnote Reference†	54.39%	2.70%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,230,082
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 29,992
InvestmentCompanyPortfolioTurnover	46.17%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,230,082	49	$29,992	46.17%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Indonesia	0.4%
France	0.5%
Canada	3.1%
Chile	4.2%
Japan	4.2%
Sweden	4.4%
Mexico	8.6%
Australia	11.5%
United States	14.2%
South Africa	17.7%
China	31.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Southern Copper	4.4%
Zhejiang Huayou Cobalt, Cl A	4.4%
Boliden	4.4%
Albemarle	4.3%
Antofagasta PLC	4.2%
Grupo Mexico, Cl B	4.2%
Rio Tinto PLC	4.1%
Eve Energy, Cl A	4.0%
Valterra Platinum Limited	3.9%
Anglo American PLC	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dmat/
C000249892
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 ETF
Class Name	Global X Russell 2000 ETF
Trading Symbol	RSSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rssl/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rssl/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 RIC Capped Index ("Secondary Index"). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Secondary Index. The Secondary Index uses float-adjusted market capitalization to weight securities in the Russell 2000 Index while limiting concentration in any single security to help users meet Regulated Investment Company (“RIC”) concentration requirements for U.S. registered funds. Constituents are capped quarterly to limit overconcentration in any single security.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 14.35%, while the Secondary Index increased 14.41%. The Fund had a net asset value of $85.77 per share on October 31, 2024 and ended the reporting period with a net asset value of $96.60 per share October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by improving U.S. macroeconomic conditions that generally favored domestically focused small-cap equities. The Federal Reserve lowered policy rates in late 2024 and again in September 2025, easing financing pressures for rate‑sensitive smaller companies. Meanwhile, inflation continued to moderate, with the Consumer Price Index up 2.90% year over year in August 2025, bolstering valuations and investor risk appetite. Sentiment on Main Street improved after the November 2024 election, with the NFIB Small Business Optimism Index rising to 105.10 in December, even though readings later in 2025 moved lower, indicating more measured business expectations. Together, lower rates, easing inflation, stronger small‑business sentiment, and early signs of industrial stabilization helped lift returns, even as lingering cost and policy uncertainties periodically tempered momentum.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Russell 2000 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 RIC Capped Index (USD) (TR)Footnote Reference*
Jun/24	$10,000	$10,000	$10,000
Jun/24	$10,082	$10,330	$10,082
Jul/24	$11,101	$10,456	$11,107
Aug/24	$10,936	$10,709	$10,941
Sep/24	$11,013	$10,938	$11,017
Oct/24	$10,853	$10,839	$10,858
Nov/24	$12,044	$11,475	$12,049
Dec/24	$11,048	$11,202	$11,054
Jan/25	$11,338	$11,514	$11,344
Feb/25	$10,731	$11,363	$10,737
Mar/25	$10,000	$10,723	$10,006
Apr/25	$9,769	$10,650	$9,775
May/25	$10,291	$11,321	$10,297
Jun/25	$10,848	$11,896	$10,857
Jul/25	$11,036	$12,163	$11,045
Aug/25	$11,823	$12,410	$11,834
Sep/25	$12,191	$12,863	$12,203
Oct/25	$12,411	$13,164	$12,423

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Russell 2000 ETF	14.35%	16.58%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	21.56%
Russell 2000 RIC Capped Index (USD) (TR)Footnote Reference*	14.41%	16.66%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,340,806,370
Holdings Count | Holding	1,961
Advisory Fees Paid, Amount	$ 1,147,995
InvestmentCompanyPortfolioTurnover	13.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,340,806,370	1,961	$1,147,995	13.42%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Right	0.0%
Futures Contracts	0.0%
Short-Term Investment	1.1%
Consumer Staples	1.8%
Communication Services	2.8%
Utilities	3.3%
Materials	3.9%
Energy	5.0%
Real Estate	5.5%
Consumer Discretionary	8.8%
Information Technology	16.4%
Financials	17.0%
Health Care	17.0%
Industrials	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	1.0%
Credo Technology Group Holding	1.0%
IonQ	0.6%
Fabrinet	0.6%
Kratos Defense & Security Solutions	0.5%
NEXTracker, Cl A	0.5%
Oklo, Cl A	0.5%
Rigetti Computing	0.5%
AeroVironment	0.4%
D-Wave Quantum	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rssl/
C000255445
Shareholder Report [Line Items]
Fund Name	Global X U.S. Electrification ETF
Class Name	Global X U.S. Electrification ETF
Trading Symbol	ZAP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X U.S. Electrification ETF (the "Fund") for the period from December 17, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/zap/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zap/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. Electrification ETF	$49	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Electrification Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets.

The Secondary Index is owned and developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund’s investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the Index Provider. The Secondary Index is designed to track the performance of U.S. listed companies involved in electrification including Conventional and Alternative Electricity as well as Grid Infrastructure and Smart Grid Technologies, as determined by the Index Administrator.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 25.93%, while the Secondary Index increased 26.53%. The Fund had a net asset value of $24.64 per share on December 17, 2024 and ended the reporting period with a net asset value of $30.59 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period. Demand-side fundamentals strengthened due to the potential for strong U.S. electricity demand growth, tied to AI-driven data centers, broader electrification, and manufacturing. As a result, many major utilities unveiled updated investment plans, supportive for grid infrastructure and smart grid as well as alternative electricity exposures. Corporate power purchase agreements further supported positive performances for traditional and alternative electricity providers. Strong demand outlooks and supportive policies also benefited nuclear power operators and small modular reactor  developers, reinforcing investment opportunities in baseload clean power capacity. Countervailing forces included the federal pause of the National Electric Vehicle Infrastructure  charging rollout and the phaseout of certain Electric Vehicle (“EV”) tax credits, which weighed on EV charging-related holdings during the year. On balance, falling rates and accelerating power demand outweighed policy uncertainty for renewables and EV chargers, helping the strategy post gains over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Electrification ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. Electrification Index (USD) (NR)Footnote Reference†
Dec/24	$10,000	$10,000	$10,000
Dec/24	$9,866	$9,725	$9,867
Jan/25	$10,155	$9,995	$10,161
Feb/25	$10,159	$9,865	$10,167
Mar/25	$9,980	$9,309	$9,993
Apr/25	$10,130	$9,246	$10,150
May/25	$10,640	$9,828	$10,663
Jun/25	$10,979	$10,328	$11,011
Jul/25	$11,653	$10,560	$11,693
Aug/25	$11,415	$10,774	$11,458
Sep/25	$12,101	$11,167	$12,154
Oct/25	$12,593	$11,428	$12,653

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X U.S. Electrification ETF	25.93%
S&P 500 Index (USD) (TR)Footnote Reference*	14.28%
Global X U.S. Electrification Index (USD) (NR)Footnote Reference†	26.53%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 247,152,684
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 417,247
InvestmentCompanyPortfolioTurnover	18.09%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$247,152,684	51	$417,247	18.09%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.1%
Industrials	22.1%
Utilities	77.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AMETEK	4.4%
Quanta Services	4.2%
American Electric Power	4.1%
Eaton PLC	4.1%
Entergy	4.0%
Xcel Energy	4.0%
National Grid PLC ADR	3.9%
Constellation Energy	3.9%
Dominion Energy	3.9%
Duke Energy	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zap/
C000259403
Shareholder Report [Line Items]
Fund Name	Global X S&P 500 U.S. Market Leaders Top 50 ETF
Class Name	Global X S&P 500 U.S. Market Leaders Top 50 ETF
Trading Symbol	FLAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500 U.S. Market Leaders Top 50 ETF (the "Fund") for the period from April 15, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/flag/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/flag/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Market Leaders Top 50 ETF	$17	0.29%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® U.S. Revenue Market Leaders 50 Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to the top 50 U.S.-listed and domiciled companies within the S&P 500, excluding those within S&P’s Global Industry Classification Standard (GICS) Real Estate sector, that generate at least 50% of their revenues from in the U.S. Companies are ranked and selected based on their Market Leader Score, a quality screen developed by S&P which measures sustained free cash flow margin, sustained return on invested capital, and market share.

For the period from April 15, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 10.52%, while the Secondary Index increased 10.70%. The Fund had a net asset value of $25.15 per share on April 15, 2025 and ended the reporting period with a net asset value of $27.75 per share on October 31, 2025.

The Fund posted positive performance over the reporting period. Favorable policy momentum aided sentiment after the Federal Reserve cut rates in mid‑September, which supported valuations for large, cash‑generative U.S. companies. Inflation was contained though edging higher, allowing markets to anticipate a gradual easing path despite lingering price pressures. Macro growth also provided a tailwind as real GDP rebounded in Q2 2025 after a weak first quarter, bolstering earnings expectations for the largest U.S. companies. Equity sentiment also benefited from AI investments by U.S. companies as a leading chipmakers' late‑August results showed data‑center demand remained strong, reinforcing spending trends tied to artificial intelligence. Though tariff‑related cost pass‑through partly offset these positive trends, the Fund finished with positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500 U.S. Market Leaders Top 50 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® U.S. Revenue Market Leaders 50 Index (USD) (TR)Footnote Reference*
Apr/25	$10,000	$10,000	$10,000
Apr/25	$10,167	$10,322	$10,167
May/25	$10,251	$10,972	$10,256
Jun/25	$10,598	$11,530	$10,606
Jul/25	$10,646	$11,789	$10,655
Aug/25	$10,893	$12,028	$10,909
Sep/25	$11,168	$12,467	$11,186
Oct/25	$11,052	$12,759	$11,070

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X S&P 500 U.S. Market Leaders Top 50 ETF	10.52%
S&P 500 Index (USD) (TR)Footnote Reference*	27.59%
S&P 500® U.S. Revenue Market Leaders 50 Index (USD) (TR)Footnote Reference*	10.70%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,664,830
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,889
InvestmentCompanyPortfolioTurnover	24.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,664,830	49	$3,889	24.90%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.3%
Communication Services	2.5%
Industrials	5.8%
Consumer Staples	9.6%
Consumer Discretionary	15.8%
Financials	18.7%
Information Technology	23.4%
Health Care	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Oracle	6.0%
JPMorgan Chase	4.9%
Amazon.com	4.8%
AbbVie	4.8%
Microsoft	4.6%
UnitedHealth Group	4.5%
Eli Lilly	4.5%
Walmart	4.5%
Home Depot	4.5%
Cisco Systems	4.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/flag/
C000259404
Shareholder Report [Line Items]
Fund Name	Global X S&P 500 U.S. Revenue Leaders ETF
Class Name	Global X S&P 500 U.S. Revenue Leaders ETF
Trading Symbol	EGLE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500 U.S. Revenue Leaders ETF (the "Fund") for the period from April 15, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/egle. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/egle
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Revenue Leaders ETF	$11	0.19%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® U.S. Revenue Leaders Index (“Secondary Index”).

The Secondary Index is designed to provide more precise U.S. equity exposure by tracking S&P 500 companies that generate at least 50% of their revenue from the U.S. The Secondary Index leverages a “modified” capitalization weighting methodology that aims to balance sector exposure and limit concentration in the largest stocks, while offering a more targeted approach to investing in the U.S. economy.

For the period from April 15, 2025 to October 31, 2025 (the “reporting period”), the Fund increased 17.71%, while the Secondary Index increased 17.80%. The Fund had a net asset value of $24.64 per share on April 15, 2025 and ended the reporting period with a net asset value of $29.24 per share on October 31, 2025.

The Fund posted positive performance over the reporting period supported by improving U.S. macro conditions and easing financial policy. A September policy shift, with the Federal Reserve cutting the federal funds rate by 0.25, relaxed financial conditions and bolstered domestically focused equities. Inflation remained controlled, reinforcing expectations for additional easing and supporting valuation multiples. Trade policy developments in 2025, maintaining a baseline tariff regime while adjusting select rates, favored companies with high U.S. revenue exposure by shielding some categories from foreign competition. Late‑September measures on timber and furniture imports reflected this dynamic, potentially aiding U.S. manufacturers while keeping goods‑price pressures elevated but manageable relative to recent inflation readings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500 U.S. Revenue Leaders ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® U.S. Revenue Leaders Index (USD) (TR)Footnote Reference*
Apr/25	$10,000	$10,000	$10,000
Apr/25	$10,313	$10,322	$10,314
May/25	$10,811	$10,972	$10,815
Jun/25	$11,256	$11,530	$11,263
Jul/25	$11,397	$11,789	$11,404
Aug/25	$11,490	$12,028	$11,496
Sep/25	$11,703	$12,467	$11,711
Oct/25	$11,771	$12,759	$11,780

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X S&P 500 U.S. Revenue Leaders ETF	17.71%
S&P 500 Index (USD) (TR)Footnote Reference*	27.59%
S&P 500® U.S. Revenue Leaders Index (USD) (TR)Footnote Reference*	17.80%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,046,491
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 2,221
InvestmentCompanyPortfolioTurnover	8.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,046,491	370	$2,221	8.78%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.0%
Energy	2.1%
Real Estate	2.9%
Utilities	4.0%
Communication Services	4.2%
Consumer Staples	4.8%
Industrials	10.6%
Consumer Discretionary	12.1%
Health Care	13.0%
Financials	16.5%
Information Technology	28.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	10.3%
Amazon.com	6.8%
Berkshire Hathaway, Cl B	2.6%
JPMorgan Chase	2.5%
Oracle	2.5%
Palantir Technologies, Cl A	2.5%
Eli Lilly	1.9%
Cisco Systems	1.7%
Micron Technology	1.4%
Salesforce	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/egle
C000263350
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Christian Values ETF
Trading Symbol	CHRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Christian Values ETF (the "Fund") for the period from September 23, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/chri. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chri
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Christian Values ETF	$3	0.29%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Christian Values Screened Index (the "Secondary Index").

The Secondary Index provides exposure to the companies within the S&P 500® Index whose business practices adhere to the biblical values as outlined by Bountiful Financial, LLC's Christian Evangelical Framework and excludes those that do not. The Secondary Index then reweights the remaining constituents so that the Secondary Index's sector exposures matches the sector exposures of the S&P 500 Index.

For the period from September 23, 2025 to October 31, 2025 (the "reporting period"), the Fund increased 2.64%, while the Secondary Index increased 2.65%. The Fund had a net asset value of $79.61 per share on September 23, 2025 and ended the reporting period with a net asset value of $81.71 per share on October 31, 2025.

The Fund delivered a positive return during the reporting period, supported by U.S. equity record highs driven in part by investor optimism around artificial intelligence, as well as gradual policy easing. Strong returns from large U.S. technology firms culminating in late - August helped lift the S&P 500 record highs and were a clear tailwind for information technology and communication services allocations. Offsetting factors included uneven earnings results outside the large-cap technology segment and ongoing inflation uncertainty, contributing to occasional volatility even as markets looked through short-term noise. Overall, a mix of resilient earnings, lower rates, tempered inflation, and the prospect of additional policy support created a constructive backdrop for U.S. large-cap holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Christian Values ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500 Christian Values Screened Index (USD) (TR)Footnote Reference*
Sep/25	$10,000	$10,000	$10,000
Sep/25	$10,038	$10,049	$10,037
Oct/25	$10,264	$10,284	$10,265

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X S&P 500® Christian Values ETF	2.64%
S&P 500 Index (USD) (TR)Footnote Reference*	2.84%
S&P 500 Christian Values Screened Index (USD) (TR)Footnote Reference*	2.65%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,451,404
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 618
InvestmentCompanyPortfolioTurnover	1.12%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,451,404	469	$618	1.12%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.7%
Real Estate	1.9%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.1%
Health Care	8.7%
Communication Services	10.1%
Consumer Discretionary	10.6%
Financials	12.7%
Information Technology	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.5%
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chri